Other operating income (Loss) - Research and Development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Research and development expenses relating to overhead expenses	€ 10,699	€ 12,198	€ 8,136
EVT Innovate
Expenses
Research and development expenses relating to own projects	56,511	62,100	64,064
EVT Execute
Expenses
Research and development expenses relating to own projects	1,319	2,345	2,528
Research and development expense
Expenses
Depreciation and amortization expense	€ 464	€ 471	€ 1,042